Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands	Jul. 20, 2023	Feb. 03, 2023
Subsequent Events (Details) [Line Items]
Offering expenses	$ 260
Statutory capital and surplus amount		$ 5,002
Consideration amount		200
Out-of-pocket costs expenses		51
statutory capital and surplus		$ 4,751
Private Placement [Member]
Subsequent Events (Details) [Line Items]
Number of shares issued in transaction (in Shares)	5,625,000
Shares Issued, Price Per Share (in Dollars per share)	$ 0.08
Proceeds from Issuance or Sale of Equity	$ 450